Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 34.

	As at March 31
Particulars	2022	2023
Non-current liabilities
Secured bank loans	955	1,903
Lease liabilities	11,613	13,747
Convertible notes	201,240	—
Non-current portion of loans and borrowings	213,808	15,650

	As at March 31
Particulars	2022	2023
Current liabilities
Current portion of secured bank loans	437	764
Current portion of lease liabilities	2,339	2,632
Current portion of convertible notes	—	216,118
Current portion of loans and borrowings	2,776	219,514

Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes

				As at March 31, 2022		As at March 31, 2023
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2022 - 2028	2,154	1,392	3,397	2,667
Lease liabilities	Multiple	10%-12%	2022 - 2028	33,222	13,952	38,791	16,379
Convertible notes	USD	7.39%	2024	230,000	201,240	230,000	216,118

Summary of Changes in Cash Flows from Financing Activities

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible Notes	Total
Balance as at April 1, 2020	1,031	24,553	—	25,584

Proceeds from bank loans	191	—	—	191
Repayment of bank loans	(505)	—	—	(505)
Proceeds from issuance of convertible notes (excluding equity component)	—	—	191,127	191,127
Direct cost incurred in relation to convertible notes (excluding equity component)	—	—	(5,434)	(5,434)
Additions to lease liabilities	—	1,277	—	1,277
Adjustment due to modifications	—	(8,564)	—	(8,564)
Payment of lease liabilities	—	(2,045)	—	(2,045)
Interest accrued	116	1,867	1,881	3,864
Interest paid	(116)	(1,867)	—	(1,983)
Effect of change in foreign exchange rates	18	425	—	443
Balance as at March 31, 2021	735	15,646	187,574	203,955

Proceeds from bank loans	1,169	—	—	1,169
Repayment of bank loans	(479)	—	—	(479)
Additions to lease liabilities	—	1,804	—	1,804
Adjustment due to modifications	—	(1,053)	—	(1,053)
Payment of lease liabilities	—	(1,771)	—	(1,771)
Interest accrued	78	1,569	13,666	15,313
Interest paid	(78)	(1,569)	—	(1,647)
Effect of change in foreign exchange rates	(33)	(674)	—	(707)
Balance as at March 31, 2022	1,392	13,952	201,240	216,584

Proceeds from bank loans	2,168	—	—	2,168
Repayment of bank loans	(749)	—	—	(749)
Acquired through business combination	—	199	—	199
Additions to lease liabilities	—	7,255	—	7,255
Adjustment due to modification	—	(1,435)	—	(1,435)
Payment of lease liabilities	—	(2,415)	—	(2,415)
Interest accrued	189	1,554	14,878	16,621
Interest paid	(189)	(1,554)	—	(1,743)
Effect of change in foreign exchange rates	(144)	(1,177)	—	(1,321)
Balance as at March 31, 2023	2,667	16,379	216,118	235,164